 CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND
Servicing Class (CNIXX)	Institutional Class (CNRIX)
Class N (CNGXX)	Servicing Class (CNRCX)
Class S (CNFXX)	Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND
Institutional Class (CNIGX)	Servicing Class (CNRZX)
Servicing Class (CNBIX)	Class N (RIMOX)
Class N (CGBAX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND	CITY NATIONAL ROCHDALE EQUITY INCOME FUND
Servicing Class (CNCIX)	Servicing Class (CNRHX)
Class N (CCBAX)	Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
Servicing Class (CNTIX)	Institutional Class (CNRUX)
Class N (CCTEX)	Servicing Class (CNRVX)
Class N (CNRWX)
CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND
Servicing Class (CNRMX)
Class N (CNRNX)

Supplement dated April 10, 2023, to the

Statement of Additional Information (“SAI”) dated January 31, 2023

Effective immediately, the Officers table in the “Management of the Trust” section of the SAI beginning on page 68 is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro Year of Birth: 1957	President and Chief Executive Officer	2013-2021 and 2022-present

Chief Executive Officer, City National Rochdale (1986–present); Chief Investment Officer, City National Rochdale (2016-2018); President and Chief Executive Officer, City National Rochdale Funds (2013-2021 and 2022-present), City National Rochdale Select Strategies Fund (the “Select Strategies Fund”) (2016-2021 and 2022-present), and City National Rochdale Strategic Credit Fund (the “Strategic Credit Fund”) (2018-2022 and 2022-present).

Andrew Metzger SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1980	Treasurer (Principal Financial and Accounting Officer and Controller)	Since 2021

Director of Fund Accounting, SEI Investments Company (2020-present). Senior Director, Embark Consulting, LLC (2019-2020). Senior Manager, PricewaterhouseCoopers LLP (2002-2019). Treasurer (Principal Financial and Accounting Officer and Controller), City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (April 2021-present).

Rochelle Levy Year of Birth: 1985	Chief Compliance Officer (“CCO”), Anti-Money Laundering Officer (“AML Officer”) and Identity Theft Program Officer (“ITP Officer”)	Since 2022

Senior Vice President and Wealth Management Chief Compliance Officer, City National Bank (2022-present); CCO, AML Officer and ITP Officer, City National Rochdale Funds, Select Strategies Fund and Strategic Credit Fund (September 2022-present); CCO and AML Officer, BNY Mellon Private Funds (2019-2022); CCO, BNY Mellon Commingled Funds (2019-2021); Investment Management, Head of Distribution Compliance BNY Mellon, N.A. (2019-2022); Vice President, JPMorgan Chase & Co. (2014-2019).

Mitchell Cepler Year of Birth: 1982	Vice President and Assistant Treasurer	Since 2015

Group Finance Manager, City National Rochdale (2011–present); Vice President and Assistant Treasurer, City National Rochdale Funds (2015-present), Select Strategies Fund (2016-present), and Strategic Credit Fund (2018-present).

Matthew M. Maher SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Year of Birth: 1975	Assistant Secretary	Since 2019	Counsel, SEI Investments Company (2018-present); Assistant Secretary, City National Rochdale Funds, Select Strategies Fund, and Strategic Credit Fund (2019-present); Attorney, Blank Rome LLP (2015-2018); Assistant Counsel and Vice President, Bank of New York Mellon (2013-2014); Attorney, Dilworth Paxson LLP (2006-2013).

 (1) Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

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 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

 CNR-SK- 067-0100